SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF RESTRICTED CASH IN STATEMENT OF CASH FLOW

The reconciliation of cash and restricted cash reported within the applicable balance sheet accounts that sum to the total of cash and restricted cash presented in the statement of cash flows is as follows:

	December 31, 2021	December 31, 2020
Cash	$4,136,180	$45,213
Restricted cash	484,542	484,368
Total cash and restricted cash	$4,620,722	$529,581

SCHEDULE OF PROPERTY AND EQUIPMENT
Useful Life (in years)
Computer equipment	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term

SCHEDULE OF FAIR VALUE OF WARRANT COMMITMENT
	December 22, 2021	December 31, 2021
Stock price	$4.23	$6.44
Volatility	90%	90%
Expected term (years)	2	2
Dividend yield	0%	0%
Risk free rate	1.10%	1.10%

SCHEDULE OF RECONCILES WARRANT COMMITMENT

The following reconciles the warrant commitment for the year ended December 31, 2021:

2021
Beginning balance	$-
Initial recognition of warrant commitment	20,244,497
Unrealized loss	17,408,311
Ending balance	$37,652,808

SCHEDULE OF GAIN OR LOSSES RECOGNIZED FAIR VALUE

	December 31, 2021	December 31, 2020
Beginning balance	$2,931,418	$2,850,050

Acquisitions and Settlements:
CCS Acquisition	-	81,368
JP Kush Acquisition	1,694,166	-
CCS Write-off	(81,368)	-
Altruis partial settlement	(452,236)	-

Remeasurement adjustments:
Gains included in earnings*	(278,102)	-

Ending balance	$3,813,878	$2,931,418

*	recorded as a reduction to general and administrative expenses

SCHEDULE OF FAIR VALUE MEASUREMENTS

Significant unobservable inputs used in the earn-out fair value measurements of the Company’s contingent consideration liabilities designated as Level 3 are as follows:

	December 31, 2021	December 31, 2020
Fair value	$3,813,878	$2,931,418
Valuation technique	Discounted cash flow	Discounted cash flow
Significant unobservable input	Projected revenue and probability of achievement	Projected revenue and probability of achievement

SCHEDULE OF DISAGGREGATION REVENUE

The following table disaggregates the Company’s revenue by line of business, showing commissions earned:

Year ended December 30, 2021	Medical/Life	Property and Casualty	Total
Regular
EBS	$799,474	$-	$799,474
USBA	60,129	-	60,129
CCS/UIS	-	333,874	333,874
Montana	1,744,515	-	1,744,515
Fortman	1,173,215	958,521	2,131,736
Altruis	3,313,453	-	3,313,453
Kush	1,327,153	-	1,327,153
	$8,417,939	$1,292,395	$9,710,334

Year ended December 30, 2020	Medical/Life	Property and Casualty	Total
Regular
EBS	$796,434	$-	$796,434
USBA	207,056	-	207,056
CCS/UIS	-	271,459	271,459
Montana	1,497,045	-	1,497,045
Fortman	1,196,375	942,967	2,139,342
Altruis	2,385,810	-	2,385,810
	$6,082,720	$1,214,426	$7,297,146

SUMMARIZES THE CHANGES TO THE PREVIOUSLY ISSUED FINANCIAL INFORMATION

Account	12/31/2020 As reported	Adjustment	12/31/2020 Adjusted
Accounts receivable	$236,651	$625,946	$862,597
Goodwill	$9,265,070	$(503,345)	$8,761,725
Earn-out liability	$2,631,418	$300,000	$2,931,418
Common stock issuable	$822,116	$(482,116)	$340,000
Additional paid-in capital	$11,377,123	$182,116	$11,559,239
Accumulated deficit	$(12,482,281)	$122,601	$(12,359,680)
Commission income	$7,279,530	$17,616	$7,297,146
Accumulated Deficit-Closing balance as of December 31, 2019	$(8,783,276)	$104,986	$(8,678,290)

Total assets	$17,922,086	$122,601	$18,044,687
Total liabilities	$17,807,699	$300,000	$18,107,699
Total stockholder’s equity (deficit)	$114,387	$(177,399)	$(63,012)
Total liabilities and stockholder’s equity	$17,922,086	$122,601	$18,044,687
Total revenue	$7,279,530	$17,616	$7,297,146
Net loss	$(3,699,005)	$17,616	$(3,681,389)
EPS	$(0.88)	$0.00	$(0.88)